Filed Pursuant to Rule 497(e)

File No. 033-52742

SUNAMERICA SERIES TRUST

Supplement dated February 14, 2019 to the Prospectus

dated May 1, 2018, as amended and supplemented to date

Effective immediately, the following changes are made:

Footnote 5 to the table under the subsection entitled “Management – Information about the Investment Adviser and Manager – Management Fee” is deleted in its entirety.

The second paragraph in the subsection entitled “Management – Information about the Investment Adviser and Manager – Waivers and Reimbursements” is deleted in its entirety and replaced with the following:

In addition, SunAmerica has voluntarily agreed until further notice to waive its advisory fee in an amount equal to a subadvisory fee waiver SunAmerica receives from JPMorgan (defined below) with respect to the SA JPMorgan Diversified Balanced Portfolio, and in an amount equal to a subadvisory fee waiver it receives from AllianceBernstein (defined below) with respect to each of the SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST3179IN7.3

Filed Pursuant to Rule 497(e)

File No. 033-52742

SUNAMERICA SERIES TRUST

Supplement dated February 14, 2019 to the Statement of Additional Information (“SAI”)

dated May 1, 2018, as amended and supplemented to date

Effective immediately, the following changes are made:

The following is added as a footnote to the first table under the subsection entitled “Investment Advisory and Management Agreement – Advisory Fees” with respect to the SA Franklin Small Company Value Portfolio:

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive 0.05% of its advisory fee through April 30, 2019 with respect to the SA Franklin Small Company Value Portfolio on an annual basis.

Footnote 3 to the second table under the subsection entitled “Investment Advisory and Management Agreement – Advisory Fees” is deleted in its entirety and replaced with the following:

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive 0.05% of its advisory fee through April 30, 2019 with respect to the SA Franklin Small Company Value Portfolio on an annual basis. For the fiscal year ended January 31, 2018, the amount of the advisory fees waived was $46,778.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAST_SAI_SUP4